Investment in Associate (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Investment in Associate
A continuity schedule of the Kutcho Investment in Associate from January 1, 2018 to December 31, 2019 is presented below:

(in thousands)	Investment in Associate

At January 1, 2018	$2,994

Share of losses	(432)

At December 31, 2018	$2,562

Amount invested	133

Share of losses	(164)

Impairment	(1,649)

At December 31, 2019	$882